INVENTORIES (Tables)	12 Months Ended
May 31, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	The Company’s inventories were as follows:-
	As of May 31,
	2026	2025
	$’000	$’000

Used metal drums, plastic containers and finished goods	246	268